Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost of revenues	[1]	$ 572,125	¥ 3,933,647	¥ 1,929,864	¥ 1,094,644
Revenue Sharing Fees and Content Costs [Member]
Cost of revenues			3,060,836	1,394,832	583,906
Bandwidth Costs [Member]
Cost of revenues			652,758	411,027	338,012
Salaries and Welfare [Member]
Cost of revenues			101,939	52,372	62,321
Depreciation and Amortization [Member]
Cost of revenues			26,697	32,562	67,776
Payment Handling Costs [Member]
Cost of revenues			22,780	14,071	7,684
Other Taxes And Surcharges [Member]
Cost of revenues			14,747	8,283	4,367
Share Based Compensation [Member]
Cost of revenues			10,472	2,877	5,677
Others [Member]
Cost of revenues			¥ 43,418	¥ 13,840	¥ 24,901

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2016 2017 2018 2018 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 5,677 2,877 10,472 1,523 Research and development expenses 19,538 9,174 30,643 4,457 Sales and marketing expenses 326 791 1,832 266 General and administrative expenses 26,557 27,266 183,748 26,725